                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:                   811-1485

Exact name of registrant as specified in charter:     Delaware Group Equity Funds III

Address of principal executive offices:               2005 Market Street
                                                      Philadelphia, PA 19103

Name and address of agent for service:                David F. Connor, Esq.
                                                      2005 Market Street
                                                      Philadelphia, PA 19103

Registrant's telephone number, including area code:   (800) 523-1918

Date of fiscal year end:                              June 30

Date of reporting period:                             September 30, 2005

ITEM 1.  SCHEDULE OF INVESTMENTS.

STATEMENT OF NET ASSETS (Unaudited)
DELAWARE AMERICAN SERVICES FUND
September 30, 2005

                                                                                                     NUMBER OF          MARKET
                                                                                                     SHARES             VALUE
COMMON STOCK - 93.02%
Basic Industry & Capital Goods - 5.92%
ITT Industries                                                                                            74,200        $ 8,429,120
MSC Industrial Direct Class A                                                                            137,400          4,557,558
+NCI Building Systems                                                                                    100,000          4,079,000
                                                                                                                        -----------
                                                                                                                         17,065,678
                                                                                                                        -----------
Business Services - 14.45%
Apollo Investment                                                                                        210,700          4,171,860
+aQuantive                                                                                                80,800          1,626,504
+Dun & Bradstreet                                                                                         63,000          4,149,810
+Fisher Scientific International                                                                         106,500          6,608,325
+Global Cash Access                                                                                      160,000          2,256,000
+Jupitermedia                                                                                            189,100          3,348,961
+Monster Worldwide                                                                                       219,800          6,750,058
+Perot Systems Class A                                                                                   254,300          3,598,345
+Resources Connection                                                                                    141,600          4,195,608
Robert Half International                                                                                138,600          4,932,774
                                                                                                                        -----------
                                                                                                                         41,638,245
                                                                                                                        -----------
Consumer Durables - 3.81%
Centex                                                                                                    65,800          4,249,364
D.R. Horton                                                                                              104,100          3,770,502
Winnebago Industries                                                                                     102,100          2,957,837
                                                                                                                        -----------
                                                                                                                         10,977,703
                                                                                                                        -----------
Consumer Non-Durables - 19.30%
+Bed Bath & Beyond                                                                                       120,700          4,849,726
Best Buy                                                                                                  96,350          4,194,116
+Blue Nile                                                                                               131,600          4,163,824
+Carter's                                                                                                 75,200          4,271,360
+Coach                                                                                                   231,200          7,250,432
+Diamond Foods                                                                                           168,000          2,872,800
+Guitar Center                                                                                            37,900          2,092,459
+Hibbett Sporting Goods                                                                                  121,350          2,700,038
+Kohl's                                                                                                   85,700          4,300,426
Nordstrom                                                                                                162,600          5,580,432
+Restoration Hardware                                                                                     35,800            226,256
+Starbucks                                                                                                57,700          2,890,770
+Tractor Supply                                                                                           57,200          2,611,180
+Urban Outfitters                                                                                        260,200          7,649,879
                                                                                                                        -----------
                                                                                                                         55,653,698
                                                                                                                        -----------
Consumer Services - 14.17%
+BJ's Restaurants                                                                                         82,700          1,689,561
+Collectors Universe                                                                                      26,500            336,550
+Comcast Special Class A                                                                                 105,700          3,042,046
+Cosi                                                                                                    445,100          4,370,882
+Educate                                                                                                 193,100          2,896,500
+Getty Images                                                                                             66,000          5,678,640
Host Marriott                                                                                            278,000          4,698,200
+Kerzner International                                                                                    43,900          2,438,645
+Nutri/System                                                                                            127,000          3,177,540
Royal Caribbean Cruises                                                                                   54,100          2,337,120
+Sonic                                                                                                   124,900          3,416,015
Starwood Hotels & Resorts Worldwide                                                                      118,500          6,774,645
                                                                                                                        -----------
                                                                                                                         40,856,344
                                                                                                                        -----------
Energy - 3.92%
Noble                                                                                                     39,800          2,724,708
Rowan                                                                                                     99,400          3,527,706
Smith International                                                                                      151,200          5,036,472
                                                                                                                        -----------
                                                                                                                         11,288,886
                                                                                                                        -----------
Finance - 19.65%
+Affiliated Managers Group                                                                                55,900          4,048,278
American Express                                                                                          48,100          2,762,864
+AmeriCredit                                                                                             112,100          2,675,827
Aspen Insurance Holdings                                                                                 140,200          4,142,910
Citigroup                                                                                                 76,300          3,473,176
Goldman Sachs Group                                                                                       46,700          5,677,786
JPMorgan Chase                                                                                           100,000          3,393,000

+#Lexington Strategic 144A                                                                               250,000          2,500,000
Midwest Banc Holdings                                                                                    125,000          2,890,000
Nuveen Investments                                                                                        77,600          3,056,664
PartnerRe                                                                                                 62,800          4,022,340
Sovereign Bancorp                                                                                        176,000          3,879,040
St. Paul Travelers                                                                                       159,500          7,156,765
UnumProvident                                                                                            340,500          6,980,250
                                                                                                                       ------------
                                                                                                                         56,658,900
                                                                                                                       ------------
Health Care - 5.62%
+Caremark Rx                                                                                             149,500          7,464,535
+Medco Health Solutions                                                                                  159,200          8,728,936
                                                                                                                       ------------
                                                                                                                         16,193,471
                                                                                                                       ------------
Technology - 1.71%
+Amdocs                                                                                                  177,800          4,930,394
                                                                                                                       ------------
                                                                                                                          4,930,394
                                                                                                                       ------------
Transportation - 4.47%
Hunt (J.B.) Transport                                                                                    148,100          2,815,381
Knight Transportation                                                                                     92,800          2,260,608
+Marten Transport                                                                                        138,500          3,504,050
UTi Worldwide                                                                                             55,600          4,320,120
                                                                                                                       ------------
                                                                                                                         12,900,159
                                                                                                                       ------------
TOTAL COMMON STOCK (cost $238,192,956)                                                                                  268,163,478
                                                                                                                       ============
                                                                                                      PRINCIPAL
                                                                                                      AMOUNT
REPURCHASE AGREEMENTS - 6.07%
With BNP Paribas 3.25% 10/03/05
(dated 9/30/05, to be repurchased at $7,220,955,
collateralized by $966,000 U.S. Treasury Bills
due 2/16/06, market value $952,323,
$290,000 U.S. Treasury Notes 1.50%
due 3/31/06, market value $286,840,
$2,418,000 U.S. Treasury Notes 1.87%
due 1/31/06, market value $2,411,136,
$2,103,000 U.S. Treasury Notes 2.37%
due 8/15/06, market value $2,080,721,
$932,000 U.S. Treasury Notes 2.50%
due 5/31/06, market value $931,304,
$435,000 U.S. Treasury Notes 2.75%
due 7/31/06, market value $432,763,
$59,000 U.S. Treasury Notes 2.875%
due 11/30/06, market value $58,613, and
$208,000 U.S. Treasury Notes 4.625%
due 5/15/06, market value $212,411)                                                                   $7,219,000          7,219,000

With UBS Warburg 3.25% 10/03/05
(dated 9/30/05, to be repurchased at $10,277,783,
collateralized by $10,651,000 U.S. Treasury Bills
due 3/2/06, market value $10,483,883)                                                                 10,275,000         10,275,000
                                                                                                                       ------------
TOTAL REPURCHASE AGREEMENTS (cost $17,494,000)                                                                           17,494,000
                                                                                                                       ============
TOTAL MARKET VALUE OF SECURITIES - 99.09%
   (cost $255,686,956)                                                                                                  285,657,478
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES (SEE NOTES) - 0.91%                                                       2,627,986
                                                                                                                       ============
NET ASSETS APPLICABLE TO 18,575,989 SHARES OUTSTANDING - 100.00%                                                       $288,285,464
                                                                                                                       ============

+Non-income producing security for the period ended September 30, 2005. #Security exempt from registration under Rule 144A of the Securities Act of
 1933. See Note 3 in "Notes."

---------------------------------------------------------

NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Equity Funds III - Delaware American Services Fund (the "Fund").

SECURITY VALUATION - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

FEDERAL INCOME TAXES - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

CLASS ACCOUNTING - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

REPURCHASE AGREEMENTS - The Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Fund may declare special year-end dividend and capital gains distributions during November or December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January 31, are deemed to have been paid by the Fund and received by shareholders on the earlier of the date paid or December 31 of the prior year.

2. INVESTMENTS
At September 30, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2005, the cost of investments and unrealized appreciation (depreciation) for the Fund was as follows:

Cost of investments                        $256,307,849
                                           ------------
Aggregated unrealized appreciation           32,611,381
Aggregated unrealized depreciation           (3,261,752)
                                           ------------
Net unrealized appreciation                $ 29,349,629
                                           ------------

3. CREDIT AND MARKET RISK
The Fund concentrates its investments in companies management believes will benefit from advances in financial services, business services or consumer services sectors. As a result, the value of the Fund's shares can be expected to fluctuate in response to factors affecting the industries in which these companies operate, and may fluctuate more widely than a fund that invests in a broader range of industries. The Fund may be more susceptible to any single economic, political or regulatory occurrence affecting these companies than other mutual funds not concentrating their investments in these industries.

The Fund may invest a portion of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. At September 30, 2005, Rule 144A securities represented approximately 0.87% of total net assets and no securities have been determined to be illiquid under the Fund's Liquidity Procedures. While maintaining oversight, the Board of Trustees has delegated to the investment advisor the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets.

SCHEDULE OF INVESTMENTS (Unaudited)
DELAWARE SMALL CAP GROWTH FUND
September 30, 2005

                                                                                                       NUMBER OF          MARKET
                                                                                                       SHARES             VALUE
COMMON STOCK- 91.78%
Basic Industry/Capital Goods - 3.09%
Lincoln Electric Holdings                                                                                 10,900         $  429,460
+NCI Building Systems                                                                                     13,700            558,823
                                                                                                                         ----------
                                                                                                                            988,283
                                                                                                                         ----------
Business Services - 5.58%
+Advisory Board                                                                                            9,500            494,380
+aQuantive                                                                                                13,600            273,768
+Collectors Universe                                                                                       3,000             38,100
+Housevalues                                                                                               3,700             52,910
+MWI Veterinary Supply                                                                                     1,000             19,950
+Portfolio Recovery Associates                                                                             8,100            349,758
+Resources Connection                                                                                     18,700            554,081
                                                                                                                         ----------
                                                                                                                          1,782,947
                                                                                                                         ----------
Consumer Non-Durables - 14.02%
+America's Car-Mart                                                                                        9,800            175,812
+Carter's                                                                                                  9,100            516,880
+Coach                                                                                                    29,100            912,576
+Guitar Center                                                                                             8,900            491,369
+Hibbett Sporting Goods                                                                                   30,038            668,334
+Tractor Supply                                                                                            6,500            296,725
+Urban Outfitters                                                                                         32,200            946,680
+Warnaco Group Class A                                                                                    21,400            468,874
                                                                                                                         ----------
                                                                                                                          4,477,250
                                                                                                                         ----------
Consumer Services - 7.25%
+BJ's Restaurants                                                                                         40,100            819,243
+Cheesecake Factory                                                                                       13,700            427,988
+First Cash Financial Services                                                                            16,050            422,436
+Sonic                                                                                                    15,850            433,498
+TRM                                                                                                      13,900            211,141
                                                                                                                         ----------
                                                                                                                          2,314,306
                                                                                                                         ----------
Energy - 1.54%
+Input/Output                                                                                             40,000            319,200
+W-H Energy Services                                                                                       5,300            171,826
                                                                                                                         ----------
                                                                                                                            491,026
                                                                                                                         ----------
Financial - 8.50%
American Equity Investment Life Holding                                                                   28,400            322,340
Brookline Bancorp                                                                                         17,600            278,432
Delphi Financial Group Class A                                                                            14,900            697,320
Midwest Banc Holdings                                                                                     13,100            302,872
RAIT Investment Trust                                                                                      9,600            273,600
+Signature Bank                                                                                           16,600            448,034
Strategic Hotel Capital                                                                                   21,400            390,764
                                                                                                                         ----------
                                                                                                                          2,713,362
                                                                                                                         ----------
Health Care - 22.68%
+Align Technology                                                                                         34,100            229,152
+Amylin Pharmaceuticals                                                                                   15,700            546,203
+Animas                                                                                                   24,600            386,220
+Conceptus                                                                                                30,500            353,800
+Conor Medsystems                                                                                         10,900            256,150
+CV Therapeutics                                                                                          26,800            716,900
+Digene                                                                                                   10,300            293,550
+Encysive Pharmaceuticals                                                                                 27,900            328,662
+Immucor                                                                                                  19,075            523,418
+Keryx Biopharmaceuticals                                                                                 24,000            378,240
Medicis Pharmaceutical Class A                                                                             7,500            244,200
+MGI Pharma                                                                                               21,000            489,510
+Micrus Endovascular                                                                                      14,200            140,438
+Nastech Pharmaceutical                                                                                   27,300            386,022
+Nektar Therapeutics                                                                                      23,700            401,715
+Protein Design Labs                                                                                      17,500            490,000
+Rigel Pharmaceuticals                                                                                    14,100            335,157
+SeraCare Life Sciences                                                                                    9,400            166,944
+United Therapeutics                                                                                       8,300            579,340
                                                                                                                         ----------
                                                                                                                          7,245,621
                                                                                                                         ----------

Technology/Communications - 4.54%
+F5 Networks                                                                                               5,900            256,473
+NMS Communications                                                                                       38,300            141,710
+Polycom                                                                                                  22,300            360,591
+Redback Networks                                                                                         17,200            170,624
+Symmetricom                                                                                              29,200            226,008
+Tekelec                                                                                                  14,100            295,395
                                                                                                                        -----------
                                                                                                                          1,450,801
                                                                                                                        -----------
Technology/Hardware - 8.00%
+Cymer                                                                                                     9,100            285,012
+ESCO Technologies                                                                                         2,400            120,168
+FormFactor                                                                                                9,500            216,790
+Integrated Device Technology                                                                             25,100            269,574
+O2Micro International                                                                                    29,100            458,034
+Power Integrations                                                                                       16,100            350,175
+Semtech                                                                                                   8,300            136,701
+SiRF Technology Holdings                                                                                 13,100            394,703
+Tessera Technologies                                                                                     10,800            323,028
                                                                                                                        -----------
                                                                                                                          2,554,185
                                                                                                                        -----------
Technology/Software - 13.52%
+Agile Software                                                                                           30,400            217,968
+Akamai Technologies                                                                                      28,700            457,765
+Informatica                                                                                               3,200             38,464
+InPhonic                                                                                                 19,700            270,875
+Interwoven                                                                                               19,000            155,230
+Jupitermedia                                                                                             25,400            449,834
+Marchex                                                                                                  22,100            365,976
+MatrixOne                                                                                                59,600            313,496
+Micromuse                                                                                                 9,300             73,284
+RSA Security                                                                                             25,100            319,021
+Secure Computing                                                                                         26,700            303,045
+Serena Software                                                                                          15,800            314,894
+SupportSoft                                                                                              41,400            208,656
+TIBCO Software                                                                                           44,800            374,528
+Websense                                                                                                  8,900            455,769
                                                                                                                        -----------
                                                                                                                          4,318,805
                                                                                                                        -----------
Transportation - 3.06%
Knight Transportation                                                                                     13,875            337,995
+Old Dominion Freight Line                                                                                 9,400            314,806
+Universal Truckload Services                                                                             17,400            323,292
                                                                                                                        -----------
                                                                                                                            976,093
                                                                                                                        -----------
TOTAL COMMON STOCK (COST $22,535,477)                                                                                    29,312,679
                                                                                                                        ===========
                                                                                                       PRINCIPAL
                                                                                                       AMOUNT
FEDERAL AGENCY (DISCOUNT NOTES) - 9.20%
^Federal Home Loan Bank Discount Notes 3.66% 10/12/05                                                   $165,000            164,816
^Freddie Mac
   3.65% 10/18/05                                                                                      2,560,000          2,555,600
   3.65% 10/25/05                                                                                        220,000            219,467
                                                                                                                        -----------
TOTAL FEDERAL AGENCY (DISCOUNT NOTES) (COST $2,939,883)                                                                   2,939,883
                                                                                                                        ===========

TOTAL MARKET VALUE OF SECURITIES - 100.98%
   (cost $25,475,360)                                                                                                    32,252,562
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS - (0.98%)                                                                  (312,256)
                                                                                                                        ===========
NET ASSETS APPLICABLE TO 2,756,315 SHARES OUTSTANDING - 100.00%                                                         $31,940,306
                                                                                                                        ===========

+Non-income producing security for the period ended September 30, 2005. ^Zero coupon security. The interest rate shown is the yield at the time of purchase.

------------------------------------------------------------------

NOTES

1.SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Equity Funds III (the "Trust") - Delaware Small Cap Growth Fund (the "Fund").

SECURITY VALUATION - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

FEDERAL INCOME TAXES - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

CLASS ACCOUNTING - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments(R) Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Fund may declare special year-end dividend and capital gains distributions during November or December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January 31, are deemed to have been paid by the Fund and received by shareholders on the earlier of the date paid or December 31 of the prior year.

2. INVESTMENTS
At September 30, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2005, the cost of investments and unrealized appreciation (depreciation) for the Fund for federal income tax purposes was as follows:

Cost of investment                          $25,734,426
                                            -----------
Aggregated unrealized appreciation            7,311,677
Aggregated unrealized depreciation             (793,541)
                                            -----------
Net unrealized appreciation                 $ 6,518,136
                                            -----------

3. CREDIT AND MARKET RISK
The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of small companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which may include more limited financial resources or a dependence on narrow product lines.

The Fund may invest a portion of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. At September 30, 2005, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund's liquidity procedures. While maintaining oversight, the Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets.

SCHEDULE OF INVESTMENTS (Unaudited)
DELAWARE TREND FUND
September 30, 2005

                                                                                                       NUMBER OF       MARKET
                                                                                                       SHARES          VALUE
COMMON STOCK - 99.48%
Basic Industry/Capital Goods - 7.04%
*AMCOL International                                                                                     450,400       $  8,589,128
*Bucyrus International Class A                                                                           316,900         15,569,297
+Mettler-Toledo International                                                                            396,600         20,218,668
MSC Industrial Direct Class A                                                                            711,100         23,587,187
*+Paxar                                                                                                  654,900         11,035,065
+Rockwood Holdings                                                                                       601,000         11,449,050
                                                                                                                       ------------
                                                                                                                         90,448,395
                                                                                                                       ------------
Business Services - 8.86%
*+Advisory Board                                                                                         345,800         17,995,432
*+Bright Horizons Family Solutions                                                                       496,000         19,046,400
+Fisher Scientific International                                                                         386,600         23,988,530
+Monster Worldwide                                                                                       839,900         25,793,329
*+Resources Connection                                                                                   911,500         27,007,745
                                                                                                                       ------------
                                                                                                                        113,831,436
                                                                                                                       ------------
Communications - 6.00%
+Avocent                                                                                                 447,800         14,168,392
+F5 Networks                                                                                             255,500         11,106,585
*+Foundry Networks                                                                                     1,243,800         15,796,260
+Polycom                                                                                                 992,000         16,040,640
*+Tekelec                                                                                                956,600         20,040,770
                                                                                                                       ------------
                                                                                                                         77,152,647
                                                                                                                       ------------
Consumer Durables - 1.62%
*Gentex                                                                                                  281,000          4,889,400
*Winnebago Industries                                                                                    549,000         15,904,530
                                                                                                                       ------------
                                                                                                                         20,793,930
                                                                                                                       ------------
Consumer Non-Durables - 7.95%
*+Carter's                                                                                               574,000         32,603,200
+Coach                                                                                                 1,457,000         45,691,520
*+Peet's Coffee & Tea                                                                                    273,900          8,386,818
PETsMART                                                                                                 584,700         12,734,766
*+Tractor Supply                                                                                          61,900          2,825,735
                                                                                                                       ------------
                                                                                                                        102,242,039
                                                                                                                       ------------
Consumer Services - 11.87%
+Cheesecake Factory                                                                                      683,525         21,353,321
*Four Seasons Hotels                                                                                     223,400         12,823,160
*+Getty Images                                                                                           348,500         29,984,940
*+Kerzner International                                                                                  266,900         14,826,295
*+P.F. Chang's China Bistro                                                                              211,700          9,490,511
+Ruth's Chris Steak House                                                                                158,400          2,911,392
+Sonic                                                                                                   734,750         20,095,413
*+West                                                                                                   569,900         21,308,561
*+Wynn Resorts                                                                                           439,000         19,820,850
                                                                                                                       ------------
                                                                                                                        152,614,443
                                                                                                                       ------------
Energy - 1.21%
*Carbo Ceramics                                                                                          123,900          8,176,161
+Hydril                                                                                                  108,000          7,413,120
                                                                                                                       ------------
                                                                                                                         15,589,281
                                                                                                                       ------------
Financials - 9.77%
+Allmerica Financial                                                                                     323,200         13,296,448
Aspen Insurance Holdings                                                                                 285,600          8,439,480
City National                                                                                            255,800         17,929,022
*Delphi Financial Group Class A                                                                          276,400         12,935,520
IPC Holdings                                                                                             244,300          7,976,395
PartnerRe                                                                                                294,900         18,888,345
Sovereign Bancorp                                                                                        506,700         11,167,668
*UCBH Holdings                                                                                           632,000         11,578,240
Waddell & Reed Financial Class A                                                                         549,600         10,640,256
Webster Financial                                                                                        282,600         12,705,696
                                                                                                                       ------------
                                                                                                                        125,557,070
                                                                                                                       ------------
Health Care - 21.38%
*+Align Technology                                                                                     1,354,800          9,104,256
*+Amylin Pharmaceuticals                                                                                 657,500         22,874,425
+#Conceptus Restricted                                                                                   840,700          9,752,120
+CV Therapeutics                                                                                         377,300         10,092,775
+Cytyc                                                                                                   575,600         15,454,860
*+Digene                                                                                                 461,400         13,149,900
*+Encysive Pharmaceuticals                                                                             1,831,200         21,571,536

*+Exelixis                                                                                             1,052,700          8,074,209
*+First Horizon Pharmaceutical                                                                           631,600         12,549,892
*+MGI Pharma                                                                                             924,200         21,543,102
*+Nektar Therapeutics                                                                                  1,046,100         17,731,395
*+Neurocrine Biosciences                                                                                 324,000         15,937,560
*+Par Pharmaceuticals                                                                                    379,300         10,096,966
*+Progenics Pharmaceuticals                                                                              577,200         13,685,412
*+Protein Design Labs                                                                                  1,044,500         29,246,000
*+Telik                                                                                                1,072,800         17,551,008
*+United Therapeutics                                                                                    378,500         26,419,300
                                                                                                                     --------------
                                                                                                                        274,834,716
                                                                                                                     --------------
Technology - 20.22%
+Advanced Analogic Technology                                                                             27,400            306,606
*+Akamai Technologies                                                                                  1,107,500         17,664,625
*+American Reprographics                                                                                 946,900         16,191,990
*+Cymer                                                                                                  403,900         12,650,148
+Fairchild Semiconductor Class A                                                                         620,600          9,222,116
*+FormFactor                                                                                             436,800          9,967,776
*Henry (Jack) & Associates                                                                               860,000         16,684,000
+Hyperion Solutions                                                                                      366,000         17,805,900
+Informatica                                                                                             148,800          1,788,576
+Integrated Device Technology                                                                          1,081,730         11,617,780
*+Micrel                                                                                               1,106,400         12,424,872
+Micromuse                                                                                               413,900          3,261,532
+NAVTEQ                                                                                                  270,400         13,506,480
*+Opsware                                                                                              2,537,400         13,169,106
*+Power Integrations                                                                                     679,300         14,774,775
*+RSA Security                                                                                         1,113,400         14,151,314
*+salesforce.com                                                                                         831,300         19,219,656
+Semtech                                                                                                 368,100          6,062,607
+Silicon Image                                                                                           881,000          7,832,090
+Vishay Intertechnology                                                                                  811,400          9,696,230
*+Websense                                                                                               404,400         20,709,324
+Wind River Systems                                                                                      864,700         11,180,571
                                                                                                                     --------------
                                                                                                                        259,888,074
                                                                                                                     --------------
Transportation - 3.56%
Hunt (J.B.) Transport                                                                                  1,007,600         19,154,476
*UTi Worldwide                                                                                           341,600         26,542,320
                                                                                                                     --------------
                                                                                                                         45,696,796
                                                                                                                     --------------
TOTAL COMMON STOCK (COST $907,473,628)                                                                                1,278,648,827
                                                                                                                     ==============
                                                                                                      PRINCIPAL
                                                                                                      AMOUNT
REPURCHASE AGREEMENTS - 1.87%
With BNP Paribas 3.25% 10/03/05
(dated 9/30/05, to be repurchased at $9,908,683,
collateralized by $1,325,000 U.S. Treasury Bills
due 2/16/06, market value $1,306,817,
$398,000 U.S. Treasury Notes 1.50%
due 3/31/06, market value $393,613,
$3,318,000 U.S. Treasury Notes 1.875%
due 1/31/06, market value $3,308,662,
$2,886,000 U.S. Treasury Notes 2.375%
due 8/15/06, market value $2,855,252,
$1,279,000 U.S. Treasury Notes 2.50%
due 5/31/06, market value $1,277,974,
$597,000 U.S. Treasury Notes 2.75%
due 7/31/06, market value $593,855,
$81,000 U.S. Treasury Notes 2.875%
due 11/30/06, market value $80,432,
$285,000 U.S. Treasury Notes 4.625%
due 5/15/06, market value $291,479)                                                                  $ 9,906,000          9,906,000

With UBS Warburg 3.25% 10/03/05
(dated 9/30/05, to be repurchased at $14,103,819,
collateralized by $14,615,000 U.S. Treasury Bills
due 3/2/06, market value $14,386,424)                                                                 14,100,000         14,100,000
                                                                                                                     --------------
TOTAL REPURCHASE AGREEMENTS (COST $24,006,000)                                                                           24,006,000
                                                                                                                     ==============

TOTAL MARKET VALUE OF SECURITIES BEFORE SECURITIES LENDING COLLATERAL - 101.35%
   (cost $931,479,628)                                                                                                1,302,654,827
                                                                                                                     ==============

SECURITIES LENDING COLLATERAL** - 24.47%

SHORT-TERM INVESTMENTS
Abbey National 3.59% 1/13/06                                                                            6,503,046         6,504,476
Australia New Zealand 3.81% 10/31/06                                                                    8,788,762         8,787,435
Bank of New York
   3.70% 4/4/06                                                                                         7,030,327         7,029,948
   3.79% 10/28/05                                                                                       4,393,960         4,393,784
Bank of the West 3.68% 3/2/06                                                                           8,787,382         8,787,435
Barclays London 3.81% 11/28/05                                                                          4,394,139         4,393,717
Bayerische Landesbank 3.85% 8/25/06                                                                     8,784,983         8,787,434
Bear Stearns
    3.60% 1/17/06                                                                                       1,757,729         1,758,084
    3.74% 3/31/06                                                                                       9,666,178         9,666,178
Beta Finance 3.83% 4/18/06                                                                              8,786,915         8,786,775
Calyon Singapore 3.69% 11/3/05                                                                          6,503,141         6,502,702
Calyon London 3.77% 12/30/05                                                                            6,178,639         6,173,128
CDC Financial Product 4.04% 10/31/05                                                                   11,423,665        11,423,665
Citigroup Global Markets
   3.98% 10/3/05                                                                                       87,874,344        87,874,345
   4.01% 10/7/05                                                                                       11,423,665        11,423,665
Commonwealth Bank Australia 3.80% 10/31/06                                                              8,788,032         8,787,434
Credit Swiss First Boston New York
   3.76% 4/18/06                                                                                        9,491,008         9,490,429
   4.02% 12/29/05                                                                                       1,845,362         1,845,397
Deutsche Bank London 3.76% 12/27/05                                                                     2,637,057         2,636,557
Goldman Sachs 4.08% 10/2/06                                                                            10,720,670        10,720,670
Lehman Holdings 4.02% 12/23/05                                                                          8,786,881         8,790,053
Marshall & Ilsley Bank 3.97% 12/29/05                                                                   8,787,900         8,787,566
Merrill Lynch Mortgage Capital 4.04% 1/12/06                                                           11,423,665        11,423,665
National City Bank 3.81% 1/23/06                                                                       10,017,886        10,018,036
Nordea Bank Norge ASA 3.71% 10/31/06                                                                    8,787,944         8,787,434
Proctor & Gamble 3.77% 10/31/06                                                                         8,786,459         8,787,434
Royal Bank of Canada 3.78% 11/18/05                                                                     8,788,071         8,787,434
Royal Bank of Scotland 3.78% 10/31/06                                                                   8,787,540         8,787,434
Sigma Finance 3.83% 3/16/06                                                                             2,636,118         2,636,408
UBS Securities 3.95% 10/3/05                                                                            3,168,744         3,168,744
Wells Fargo 3.76% 10/31/06                                                                              8,785,062         8,787,434
                                                                                                                     --------------
TOTAL SECURITIES LENDING COLLATERAL (COST $314,534,900)                                                                 314,534,900
                                                                                                                     ==============

TOTAL MARKET VALUE OF SECURITIES - 125.82%
   (cost $1,246,014,528)                                                                                             1,617,189,727o
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL - (24.47%)**                                                       (314,534,900)
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS(SEE NOTES) - (1.35%)                                                   (17,395,727)
                                                                                                                     ==============
NET ASSETS APPLICABLE TO 61,877,960 SHARES OUTSTANDING - 100.00%                                                     $1,285,259,100
                                                                                                                     ==============

+Non-income producing securities for the period ended September 30, 2005.
*Fully or partially on loan.
**See Note 3 in "Notes."
oIncludes $311,251,254 of securities loaned.
#Restricted Security. Investment in a security not registered under the Securities Act of 1933. This security has certain restrictions on resale which may limit its liquidity. At September 30, 2005, the aggregate amount of the restricted security equals $9,752,120 or 0.76% of the Fund's net assets. See
 Note 4 in "Notes."

--------------------------------------------------

NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Delaware Group Equity Funds III - Delaware Trend Fund (the "Fund").

SECURITY VALUATION - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

FEDERAL INCOME TAXES - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

CLASS ACCOUNTING - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

REPURCHASE AGREEMENTS - The Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is record on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Fund may declare special year-end dividend and capital gains distributions during November or December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January 31, are deemed to have been paid by a Fund and received by shareholders on the earlier of the date paid or December 31 of the prior year.

2. INVESTMENTS
At September 30, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2005, the cost of investments and unrealized appreciation (depreciation) for the Fund was as follows:

Cost of investments                         $1,262,792,584
                                            --------------
Aggregate unrealized appreciation              404,278,740
Aggregate unrealized depreciation              (49,881,597)
                                            --------------
Net unrealized appreciation                 $  354,397,143
                                            --------------

For federal income tax purposes, at June 30, 2005, capital loss carryforwards of $137,758,882 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $42,027,145 expires in 2010 and $95,731,737 expires in 2011.

3. SECURITIES LENDING
The Fund, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with JP Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of securities issued in the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Fund records security lending income net of such allocation. At September 30, 2005, the market value of securities on loan was $311,251,254, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Schedule of Investments under the caption "Securities Lending Collateral."

4. CREDIT AND MARKET RISK
The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of small companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

The Series may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. At September 30, 2005, there were no Rule 144A securities and no securities have been determined to be illiquid under the Series' Liquidity Procedures. While maintaining oversight, the Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Series' limitation on investments in illiquid assets.

Private placement securities are restricted as to resale because there securities have not been registered with the Securities and Exchange Commission
(SEC). The terms under which private placement securities are acquired, however, sometimes provide for limited registration rights if requested by the security owner. These registration rights usually relate to common stock issued or issuable upon conversion of convertible securities or the exercise of warrants.

Restricted security held by the Fund is as follows:

                                     DATE OF
                                     PURCHASE           SHARES           COST         FAIR VALUE
                                     --------           ------           ----         ----------
PRIVATE PLACEMENT SECURITY-EQUITY
Conceptus                            2/25/04           840,700        $7,145,950       $9,752,120

ITEM 2. CONTROLS AND PROCEDURES.

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

         File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

                                  CERTIFICATION

I, Jude T. Driscoll, certify that:

1.       I have reviewed this report on Form N-Q of Delaware Group Equity Funds
         III;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         a. Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         b. Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         c. Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

         d. Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         a. All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         b. Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.



         Jude T. Driscoll
--------------------------------
By:      Jude T. Driscoll
Title:   Chief Executive Officer
Date:    November 28, 2005

                                  CERTIFICATION

I, Michael P. Bishof, certify that:

1.       I have reviewed this report on Form N-Q of Delaware Group Equity Funds
         III;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         a. Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         b. Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         c. Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

         d. Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         a. All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         b. Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.




         Michael P. Bishof
--------------------------------
By:      Michael P. Bishof
Title:   Chief Financial Officer
Date:    November 28, 2005

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DELAWARE GROUP EQUITY FUNDS III


         Jude T. Driscoll
---------------------------------
By:      Jude T. Driscoll
Title:   Chief Executive Officer
Date:    November 28, 2005


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


         Jude T. Driscoll
---------------------------------
By:      Jude T. Driscoll
Title:   Chief Executive Officer
Date:    November 28, 2005



         Michael P. Bishof
---------------------------------
By:      Michael P. Bishof
Title:   Chief Financial Officer
Date:    November 28, 2005